Members' Deficit - Warrants and Options (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Jun. 13, 2023	Dec. 31, 2022	Jul. 19, 2019	Jul. 17, 2019
Members' Deficit
Exercise price of warrant	$ 0.01	$ 0.01
Number of units outstanding	311,686,636	181,148,044		62,828,562
Seaport Note
Members' Deficit
Price of option to purchase a percentage of membership interests	$ 10	$ 10
Denominator to calculate percentage of membership interests			$ 20,010,000		$ 22,500,000	$ 22,500,000
Interest rate			12.00%
Seaport Note | Maximum
Members' Deficit
Loan amount			$ 13,000,000
Series B units
Members' Deficit
Exercise price of warrant	$ 0.01	$ 0.01
Series B and C units
Members' Deficit
Number of units outstanding	11,491,154	11,491,154		10,926,198